Average Annual Total Returns - Invesco PureBeta MSCI USA ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	MSCI USA Index (reflects no deduction for fees, expenses or taxes) 1Year	MSCI USA Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Sep. 22, 2017	21.32%	16.11%	20.74%	15.56%	12.76%	12.56%	21.37%	16.25%